FINANCIAL RISK MANAGEMENT - Schedule of Sensitivity Analysis for Interest Rate and Foreign Exchange Risk (Details) - Interest rate risk $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 50 bp decrease on net income (loss) to the partnership	$ 5
Impact of 50 bp increase on net income (loss) to the partnership	(5)
Impact of 50 bp decrease on other comprehensive (loss) income to the partnership	0
Impact of 50 bp increase on other comprehensive (loss) income to the partnership	$ 0